SCHEDULE OF NUMBER AND WEIGHTED AVERAGE FAIR VALUE OF RESTRICTED STOCK UNITS (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of RSUs, Outstanding | shares	119,140
Weighted average fair value, Outstanding | $ / shares	$ 5.28
Number of RSUs, Granted | shares	169,220	119,140
Weighted average fair value, Granted | $ / shares	$ 4.25	$ 5.28
Number of RSUs, Vested | shares	(35,378)
Weighted average fair value, Vested | $ / shares	$ 5.27
Number of RSUs, Cancelled | shares	(20,857)
Weighted average fair value, Cancelled | $ / shares	$ 5.29
Number of RSUs, Outstanding | shares	232,125	119,140
Weighted average fair value, Outstanding | $ / shares	$ 4.53	$ 5.28